CERTAIN TRANSACTIONS (Details 7) $ in Millions, € in Billions		3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 EUR (€)
Debt Instrument [Line Items]
Debt Instrument Interest Rate Effective Percentage	3.00%	3.00%		3.00%		3.00%
DebtInstrumentRepurchasedFaceAmount	$ 1,203	$ 1,203		$ 1,203
Financial expenses - net	143	(697)	$ (84)	$ (930)	$ (243)
Debt Instrument Maturity Date				Jun. 30, 2015
Senior Notes Six Point Fifteen Percent Maturing 2036 [Member]
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instrument	$ 987	$ 987		$ 987
Debt Instrument Interest Rate Effective Percentage	6.15%	6.15%		6.15%		6.15%
DebtInstrument Maturity Year	2036
DebtInstrumentRepurchasedFaceAmount	$ 197	$ 197		$ 197
Senior Notes Three Point Sixty Five Percent Maturing 2021 [Member]
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instrument	$ 1,750	$ 1,750		$ 1,750
Debt Instrument Interest Rate Effective Percentage	3.65%	3.65%		3.65%		3.65%
DebtInstrument Maturity Year	2021
DebtInstrumentRepurchasedFaceAmount	$ 550	$ 550		$ 550
Senior Notes Two Point Ninety Five Percent Maturing 2022 [Member]
Debt Instrument [Line Items]
Principal amount currently outstanding on the debt instrument	$ 1,300	$ 1,300		$ 1,300
Debt Instrument Interest Rate Effective Percentage	2.95%	2.95%		2.95%		2.95%
DebtInstrument Maturity Year	2022
DebtInstrumentRepurchasedFaceAmount	$ 456	$ 456		$ 456
Senior Notes [Member] | Pharmaceutical Finance NetherlandsIi Bv [Member]
Debt Instrument [Line Items]
Original principal amount of debt instrument | €						€ 2.0
Senior Notes One Point Twenty Five Percent Due March 2023 [Member] | Pharmaceutical Finance NetherlandsIi Bv [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Effective Percentage	1.25%	1.25%		1.25%		1.25%
Original principal amount of debt instrument | €						€ 1.3
Debt Instrument Maturity Date				Mar. 31, 2023
Senior Notes One Point Eight Seven Five Percent Due March 2027 [Member] | Pharmaceutical Finance NetherlandsIi Bv [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Effective Percentage	1.875%	1.875%		1.875%		1.875%
Original principal amount of debt instrument | €						€ 0.7
Debt Instrument Maturity Date				Mar. 31, 2027
Interest Rate Swap [Member] | Fair Value Hedging [Member]
Derivatives Fair Value [Line Items]
Terminated Derivative Notional Amount				$ 456
Cross Currency Interest Rate Contract [Member] | Fair Value Hedging [Member]
Derivatives Fair Value [Line Items]
Terminated Derivative Notional Amount				$ 287